Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 54,681	$ 63,621	$ 78,846
Additions	2,670	1,071	2,844
Disposal	(67)	(391)	(1,706)
Reclassification	0	0	(93)
Depreciation & impairment expense	(10,742)	(10,064)	(11,171)
Translation adjustments	(647)	443	(989)
Reclassification to assets held for sale			(4,110)
Ending balance	45,895	54,681	63,621
Gross value at end of period	98,647	98,270	96,454
Accumulated depreciation and impairment at end of period	(52,752)	(43,589)	(32,832)
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,868	9,321	14,733
Additions	20	0	56
Disposal	0	(173)	(3)
Reclassification	715	332	(1,359)
Depreciation & impairment expense	(1,864)	(1,911)	(1,944)
Translation adjustments	(426)	298	(646)
Reclassification to assets held for sale			(1,517)
Ending balance	6,312	7,868	9,321
Gross value at end of period	18,139	18,544	17,742
Accumulated depreciation and impairment at end of period	(11,827)	(10,676)	(8,421)
Technical Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,131	51,072	58,072
Additions	652	60	311
Disposal	(38)	(153)	(193)
Reclassification	2,008	258	4,211
Depreciation & impairment expense	(8,467)	(7,191)	(8,516)
Translation adjustments	(163)	85	(220)
Reclassification to assets held for sale			(2,593)
Ending balance	38,123	44,131	51,072
Gross value at end of period	75,222	73,483	72,847
Accumulated depreciation and impairment at end of period	(37,099)	(29,351)	(21,775)
Fixtures, Fittings and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,354	2,277	3,056
Additions	113	19	364
Disposal	(3)	(1)	(453)
Reclassification	151	3	28
Depreciation & impairment expense	(411)	(963)	(711)
Translation adjustments	(27)	20	(7)
Reclassification to assets held for sale			0
Ending balance	1,177	1,354	2,277
Gross value at end of period	5,100	4,973	4,914
Accumulated depreciation and impairment at end of period	(3,923)	(3,619)	(2,637)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,328	952	2,985
Additions	1,885	993	2,113
Disposal	(26)	(64)	(1,057)
Reclassification	(2,873)	(593)	(2,973)
Depreciation & impairment expense	0	0	0
Translation adjustments	(31)	40	(116)
Reclassification to assets held for sale			0
Ending balance	282	1,328	952
Gross value at end of period	186	1,271	952
Accumulated depreciation and impairment at end of period	$ 97	$ 57	$ 0